GOODWILL (Details) (Ador, USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2014
Ador
GOODWILL
Net working capital	$ 44	$ 44
Other intangible assets	266	266
Beginning balance			690
Goodwill acquired during the year	690	690
Ending balance	$ 690	$ 690	$ 690